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                                THE RESERVE FUNDS

         Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust:
 New York Tax-Exempt, California II Tax-Exempt, Connecticut Tax-Exempt, Florida Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, New Jersey
         Tax-Exempt, Ohio Tax-Exempt and Pennsylvania Tax-Exempt Funds

                        Supplement dated August 18, 1999
                      to the Prospectus dated July 31, 1999

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                               Performance History

The Performance History on page 5 through page 8 of the Prospectus contains typographical errors. The correct figures are as follows:


New York Tax-Exempt Fund
Most Recent Calendar Quarter 2nd Q 1999 0.56%

Connecticut Tax-Exempt Fund
Best Quarter 2nd Q 1989 1.45%
Worst Quarter 2nd Q 1993 0.38%
Most Recent Calendar Quarter 2nd Q 1999 0.54%

Florida Tax-Exempt Fund
Best Quarter 2nd Q 1997 0.73%
Most Recent Calendar Quarter 2nd Q 1999 0.59%

Massachusetts Tax-Exempt Fund
Worse Quarter 1st Q 1994 0.42%
Most Recent Calendar Quarter 2nd Q 1999 0.54%

New Jersey Tax-Exempt Fund
Best Quarter 2nd Q 1995 0.75%
Worst Quarter 3rd Q 1994 0.49%
Most Recent Calendar Quarter 2nd Q 1999 0.55%

Pennsylvania Tax-Exempt Fund
Most Recent Calendar Quarter 2nd Q 1999 0.59%

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                                THE RESERVE FUNDS
                            Reserve Tax-Exempt Trust:
                           Interstate Tax-Exempt Fund

                        Supplement dated August 18, 1999
                      to the Prospectus dated July 31, 1999

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                               Performance History

The Performance History on page 4 of the Prospectus contains typographical errors. The correct figures are as follows:

Interstate Tax-Exempt Fund
Best Quarter 2nd Q 1989 1.60%
Worst Quarter 1st Q 1994 0.38%
Most Recent Calendar Quarter 2nd Q 1999 0.60%

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                                THE RESERVE FUNDS
                                The Reserve Fund
                            Reserve Tax-Exempt Trust
                        Reserve New York Tax-Exempt Trust

                        Supplement dated August 18, 1999
                      to the Prospectus dated July 31, 1999

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                               Performance History

The Performance History on page 7 through page 11 of the American Express Money Market Accounts Prospectus dated July 31, 1999 for the Primary, U.S. Government and U.S. Treasury Funds of The Reserve Fund and the New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust and the California II Tax-Exempt, Connecticut Tax-Exempt, Florida Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, New Jersey Tax-Exempt, Ohio Tax-Exempt, Pennsylvania Tax-Exempt and Interstate Tax-Exempt Funds of Reserve Tax-Exempt Trust, contains typographical errors. The correct figures are as follows:


Primary Fund
Best Quarter 2nd Q 1989 2.30%
Worst Quarter 2nd Q 1993 0.53%
Most Recent Calendar Quarter 2nd Q 1999 0.97%

U.S. Government
Best Quarter 2nd Q 1989 2.27%
Worst Quarter 2nd Q 1993 0.56%
Most Recent Calendar Quarter 2nd Q 1999 0.95%

U.S. Treasury
Best Quarter 2nd Q 1995 1.25%
Worst Quarter 1st Q 1993 0.52%
Most Recent Calendar Quarter 2nd Q 1999 0.94%

New York Tax-Exempt Fund
Most Recent Calendar Quarter 2nd Q 1999 0.56%

Connecticut Tax-Exempt Fund
Best Quarter 2nd Q 1989 1.45%
Worst Quarter 2nd Q 1993 0.38%
Most Recent Calendar Quarter 2nd Q 1999 0.54%

Florida Tax-Exempt Fund
Best Quarter 2nd Q 1997 0.73%
Most Recent Calendar Quarter 2nd Q 1999 0.59%

Massachusetts Tax-Exempt Fund
Worse Quarter 1st Q 1994 0.42%
Most Recent Calendar Quarter 2nd Q 1999 0.54%

New Jersey Tax-Exempt Fund
Best Quarter 2nd Q 1995 0.75%
Worst Quarter 3rd Q 1994 0.49%
Most Recent Calendar Quarter 2nd Q 1999 0.55%

Pennsylvania Tax-Exempt Fund
Most Recent Calendar Quarter 2nd Q 1999 0.59%

Interstate Tax-Exempt Fund
Best Quarter 2nd Q 1989 1.60%
Worst Quarter 1st Q 1994 0.38%
Most Recent Calendar Quarter 2nd Q 1999 0.60%